Commitments and Contingencies (Details Narrative)		6 Months Ended		12 Months Ended
	Mar. 25, 2022 USD ($)	Jun. 30, 2022 USD ($) ft²	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) ft²	Dec. 31, 2020 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Area of land | ft²				1,700
Lease contract term				36 months
Lease expiration date				Apr. 30, 2023
Payment for rent				$ 22,768	$ 25,993
Operating lease discount rate				5.00%
Payment to acquire license		$ 200,000
Assets Transfer and License Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Amortized life of agreement	5 years
Assets Transfer and License Agreement [Member] | Initial Payment [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Payment to acquire license	$ 200,000
Assets Transfer and License Agreement [Member] | Second Payment [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Payment to acquire license	$ 1,800,000
Effective March 1, 2020 [Member] | Lease Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Area of land | ft²		1,700
Lease contract term		36 months
Lease expiration date		Apr. 30, 2023
Payment for rent		$ 12,522
Lease description		The lease will expire in 2023. The weighted average discount rate used for this lease is 5% (average borrowing rate of the Company)
Operating lease discount rate		5.00%